Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash Included in the Consolidated Balance Sheets	The following table presents the components of cash and cash equivalents and restricted cash included in the consolidated balance sheets that sums to the total of such amounts in the Consolidated Statements of Cash Flows:
	March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(US$)
	(In million)
Current Assets
Cash and cash equivalents	9,792	11,107	18,796	247.7
Restricted cash	4,877	4,881	3,784	49.9
Non-Current Assets
Restricted cash	848	170	726	9.6
Cash and cash equivalents and restricted cash	15,517	16,158	23,306	307.2

Schedule of Property Plant and Equipment Estimated Useful Lives	Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:
Plant and machinery (solar power plants)	25-35 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	1-5 years
Computers	3 years

Schedule of Liability During the Current Year and Comparative Year	The movement in liability during the current year as of March 31, 2022 and comparative year is as below:
	2021 (INR)	2022 (INR)	2022 (US$)
	(In million)
Beginning balance	741	811	10.7
Addition during the year	211	157	2.1
Impact of change in estimate	(183)	(125)	(1.7)
Liabilities settled during the year	—	—	—
Accretion expense during the year	42	59	0.8
Ending balance	811	902	11.9

Schedule of Revenue from Customers	Revenue from customers, net consists of the following:
	Year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(US$)
	(In million)
Revenue from Customers:
Sale of Power (1)	12,958	15,133	17,621	232.2
Others (2)	—	103	720	9.5
Total	12,958	15,236	18,341	241.7
(1)	Sale of power includes revenue for the recovery of Safe-Guard Duties and Goods and Service Tax, which is linked to generation of Solar units, resulting from the change in law provision of our PPAs, during the year ended March 31, 2021 and 2022 amounting to INR 381 million and INR 340 million (US$4.5 million) respectively.
(2)	Others includes revenue from the sale of carbon credits emissions amounting to INR 103 million and INR 720 million (US$ million 9.5 million) during the year ended March 31, 2021 and 2022 respectively.

Schedule of Information About Receivables, Unbilled Receivables, Contract Acquisition Cost and Deferred Revenue from Customers	The following table provides information about receivables, unbilled receivables, contract acquisition cost and deferred revenue from customers as at March 31, 2021 and 2022, respectively.
	As at March 31,
	2021	2022	2022
	INR	INR	US$
	(In million)
Current assets
Accounts receivable, net	4,887	6,041	79.6
Contract acquisition cost	-	16	0.2
Non-current assets
Unbilled receivable	223	253	3.3
Accounts receivable (net)	-	3,203	42.2
Contract acquisition cost	141	322	4.2
Current liabilities
Deferred revenue	110	230	3.0
Non-current liabilities
Deferred revenue	2,353	5,417	71.4

Schedule of Movement in Deferred Revenue	Movement in deferred revenue:
	As at March 31,
	2021	2022	2022
	INR	INR	US$
	(In million)
Beginning balance	2,239	2,463	32.5
Increased as a result of additional cash received against VGF	236	40	0.5
Deferred revenue recognized	93	3,183	41.9
Amount recognized into revenue	(105)	(39)	(0.5)
Ending balance	2,463	5,647	74.4